Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Total current liabilities	¥ 617,941	$ 95,902	¥ 466,227
Total non-current liabilities	51,111	$ 7,932	61,499
Common stock par or stated value per share | $ / shares		$ 0.0001		$ 0.0001
Variable Interest Entity, Primary Beneficiary [Member]
Total current liabilities	616,314	$ 95,651	462,536
Total non-current liabilities	¥ 51,111	$ 7,932	¥ 61,499
Common Class A [Member]
Common stock par or stated value per share | $ / shares		$ 0.0001		0.0001
Common stock shares authorized	300,000,000	300,000,000	300,000,000
Common stock shares issued	46,097,880	46,097,880	46,097,880
Common stock shares outstanding	37,989,949	37,989,949	36,595,330
Common Class B [Member]
Common stock par or stated value per share | $ / shares		$ 0.0001		$ 0.0001
Common stock shares authorized	6,296,630	6,296,630	6,296,630
Common stock shares issued	6,296,630	6,296,630	6,296,630
Common stock shares outstanding	6,296,630	6,296,630	6,296,630
Undesignated Common Shares [Member]
Common stock shares authorized	193,703,370	193,703,370	193,703,370
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0